Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: July 2026

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: July 31, 2026

(b)	Interest Period: July 15, 2026 through August 16, 2026

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: August 13, 2026

(e)	Distribution Date: August 17, 2026

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ John Keller
Name: John Keller
Title: Vice President